Note 3 - Acquisitions - Acquisitions Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current assets, excluding cash	$ 53,305
Non-current assets	10,875	$ 3,385
Current liabilities	(51,818)	(48,944)
Long-term liabilities	(21,680)	(13,684)
Net identifiable assets acquired	(9,318)	(45,320)
Cash consideration, net of cash acquired of $23,777	(586,242)	(58,674)
Acquisition date fair value of contingent consideration	(60,101)	(19,547)
Total purchase consideration	(646,343)	(78,221)
Acquired intangible assets	(374,936)	(61,228)
Acquired goodwill	465,682	78,571
Redeemable non-controlling interest	184,957
Current assets, excluding cash		13,923
Acquired intangible assets	374,936	61,228
Redeemable non-controlling interest		16,258
Actual from acquired entities for 2018, Revenues	196,480
Actual from acquired entities for 2018, Net earnings from continuing operations	10,879
Supplemental pro forma revenues (unaudited), Revenues	2,934,211	2,738,081
Supplemental pro forma net earnings (unaudited), Net earnings from continuing operations	139,297	118,078
Finland Residential Property Management Business [Member]
Current assets, excluding cash	4,734
Non-current assets	2,581
Current liabilities	(9,421)
Long-term liabilities	(6,072)
Net identifiable assets acquired	(8,178)
Cash consideration, net of cash acquired of $23,777	(57,287)
Acquisition date fair value of contingent consideration
Total purchase consideration	(57,287)
Acquired intangible assets	(26,841)
Acquired goodwill	38,624
Redeemable non-controlling interest
Acquired intangible assets	26,841
Actual from acquired entities for 2018, Revenues	45,364
Harrison Street Real Estate Capital [Member]
Current assets, excluding cash	16,948
Non-current assets	4,678
Current liabilities	(14,544)
Long-term liabilities
Net identifiable assets acquired	7,082
Cash consideration, net of cash acquired of $23,777	(447,513)
Acquisition date fair value of contingent consideration	(40,889)
Total purchase consideration	(488,402)
Acquired intangible assets	(278,600)
Acquired goodwill	366,350
Redeemable non-controlling interest	163,630
Acquired intangible assets	278,600
Actual from acquired entities for 2018, Revenues	61,465
Other Acquisitions [Member]
Current assets, excluding cash	31,623
Non-current assets	3,616	1,117
Current liabilities	(27,853)	(10,463)
Long-term liabilities	(15,608)	(3,084)
Net identifiable assets acquired	(8,222)	(7,010)
Cash consideration, net of cash acquired of $23,777	(81,442)	(35,978)
Acquisition date fair value of contingent consideration	(19,212)	(9,135)
Total purchase consideration	(100,654)	(45,113)
Acquired intangible assets	(69,495)	(32,428)
Acquired goodwill	60,708	35,953
Redeemable non-controlling interest	21,327
Current assets, excluding cash		5,420
Acquired intangible assets	69,495	32,428
Redeemable non-controlling interest		16,258
Actual from acquired entities for 2018, Revenues	$ 89,651
Northern California & Nevada [Member]
Non-current assets		2,268
Current liabilities		(38,481)
Long-term liabilities		(10,600)
Net identifiable assets acquired		(38,310)
Cash consideration, net of cash acquired of $23,777		(22,696)
Acquisition date fair value of contingent consideration		(10,412)
Total purchase consideration		(33,108)
Acquired intangible assets		(28,800)
Acquired goodwill		42,618
Current assets, excluding cash		8,503
Acquired intangible assets		28,800
Redeemable non-controlling interest